Financial Commitments (Details)	12 Months Ended
Dec. 31, 2019
Financial Commitments (Textual)
Financial commitments, description	The Executive Chairman is also eligible to receive two realisation bonuses as follows: (c) in the event that, either: (i) the Group raises, in one or a series of transactions, new equity capital in excess of £20,000,000 (after expenses); or (ii) there is a sale, in one or a series of transactions, of all or substantially all of the assets (calculated on the basis of book values) of the Group Companies (or a licence of the same on an exclusive or non-exclusive basis), where the Enterprise Value equals or exceeds £150,000,000; or (iii) there is a change of control where the Enterprise Value equals or exceeds £150,000,000, in which case the Realisation Bonus will be the amount equal to the Enterprise Value multiplied by two and a half (2.5) per cent; (d) In addition to the payment of the Realisation Bonus outlined above, in the event that, during this Agreement, either: (i) there is a sale, in one or a series of transactions, of all or substantially all of the assets ( calculated on the basis of book values) of the Group ( or a licence of the same on an exclusive or non-exclusive basis ), where • the Enterprise Value equals or exceeds £300;000,000; or (ii) there is either a change of control where the Enterprise Value equals or exceeds £300,000,000, the Chairman will be entitled to receive an additional Realisation Bonus in the amount equal to the Enterprise Value multiplied by three and a half (3.5) per cent.